Expense Example {- Franklin Payout 2021 Fund} - Franklin Fund Allocator Series (Payout) FAS3-07 - Franklin Payout 2021 Fund	Oct. 01, 2020 USD ($)
Class R6
Expense Example:
1 year	$ 33
3 years	783
5 years	1,555
10 years	3,587
Advisor Class
Expense Example:
1 year	48
3 years	797
5 years	1,568
10 years	$ 3,597